GOODWILL AND INTANGIBLE ASSETS - Schedule of Estimated Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 14,467
2026	13,199
2027	11,982
2028	10,209
2029	4,280
Total	$ 54,137	$ 64,674